Recently Issued and Adopted Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
VIECO USA, Inc. [Member]
Recently Issued and Adopted Accounting Pronouncements [Line Items]
Recently Issued and Adopted Accounting Pronouncements

(3)    Recently Issued and Adopted Accounting Pronouncements

Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”), in the form of Accounting Standards Updates (“ASU”).

If the Company, or its prospective parent company becomes public or is public, the Company expects such public company to be an “emerging growth company.” The Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), which affects general principles within Topic 740, and are meant to simplify and reduce the cost of accounting for income taxes. The Company removes certain exceptions to the general principles in Topic 740 and simplifies areas including franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, the incremental approach for intra-period tax allocation, interim period income tax accounting for year-to-date losses that exceed anticipated losses and enacted changes in tax laws in interim periods. The changes are effective for annual periods beginning after December 15, 2020. The Company is currently evaluating the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements, which removes references to various FASB Concepts Statements, situates all disclosure guidance in the appropriate disclosure section of the Codification, and makes other improvements and technical corrections to the Codification that are not expected to have a significant effect on current accounting practice. The changes are effective for annual periods beginning after December 15, 2020. The Company is currently assessing the potential impact of ASU 2020-10 on its consolidated financial statements.

Refer to Note 3 — Recently Issued and Adopted Accounting Pronouncements of the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020 for further information.

(3)    Recently Issued and Adopted Accounting Pronouncements

Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”), in the form of Accounting Standards Updates (“ASU”).

The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on its consolidated financial position and results of operations. If the Company, or its prospective parent company becomes public or is public, the Company expects such public company to be an “emerging growth company.” The Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out to the extended transition period provided in the JOBS Act. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

(a)    Accounting Standard Updates Not Yet Adopted

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), which affects general principles within Topic 740, and are meant to simplify and reduce the cost of accounting for income taxes. The Company removes certain exceptions to the general principles in Topic 740 and simplifies areas including franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, the incremental approach for intra-period tax allocation, interim period income tax accounting for year-to-date losses that exceed anticipated losses and enacted changes in tax laws in interim periods. The changes are effective for annual periods beginning after December 15, 2020. The Company is currently evaluating the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements, which removes references to various FASB Concepts Statements, situates all disclosure guidance in the appropriate disclosure section of the Codification, and makes other improvements and technical corrections to the Codification that are not expected to have a significant effect on current accounting practice. The changes are effective for annual periods beginning after December 15, 2020. The Company is currently assessing the potential impact of ASU 2020-10 on its consolidated financial statements.

(b)    Adopted Accounting Standard Updates

Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), with subsequent amendments. The amended ASU 2016-02 requires lessees to recognize on the balance sheet a ROU asset, representing its right to use the underlying asset for the lease term, and a lease liability for all leases with terms greater than 12 months. Under legacy GAAP, operating leases were not recognized by a lessee in its balance sheet. In general, the asset and liability each equal the present value of lease payments. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from current GAAP. The amended ASU 2016-02 retains a distinction between finance leases (i.e., capital leases under current GAAP) and operating leases. The classification criteria for distinguishing between finance leases and operating leases will be substantially similar to the classification criteria for distinguishing between capital leases and operating leases under current GAAP. The amended ASU 2016-02 also requires qualitative and quantitative disclosures designed to assess the amount, timing, and uncertainty of cash flows arising from leases. A modified retrospective transition approach shall be used when adopting ASU 2016-02, which includes a number of optional practical expedients that entities may elect to apply.

On January 1, 2019, the Company adopted ASU 2016-02 and applied this guidance for both reporting periods under the modified retrospective transition approach and applied the new guidance prospectively. The new standard provides a number of optional practical expedients in transition. The Company elected the ‘package of practical expedients’, which permitted the Company not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs, and all of the new standard’s available transition practical expedients. The Company elected to exclude from its balance sheets recognition of short-term leases. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Amortization of finance lease assets is recognized over the lease term as operating expenses based on the nature of the leased asset. Interest expense on finance lease liabilities is recognized over the lease term in interest expense.

The amount of the ROU assets and lease obligations represents the aggregate discounted amount of the Company’s minimum lease obligations as of the reporting date. The difference between the ROU assets and lease obligations amounts represents deferred rent liabilities and lease incentives as of the reporting date that are netted against the ROU assets amount. As of December 31, 2020, and 2019, total future undiscounted minimum payments under operating leases amounted to $24.9 million and $27.9 million, respectively.

Revenue from Contracts with Customers

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, ASU 2014-09 requires additional disclosure around the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

On January 1, 2019, the Company adopted ASU 2014-09 and applied this guidance to those contracts which were not completed at the date of adoption using the modified retrospective method. The Company follows a five-step process in which the Company identifies the contract, identifies the related performance obligations, determines the transaction price, allocates the contract transaction price to the identified performance obligations, and recognizes revenue when (or as) the performance obligations are transferred to the customer. Refer to Note 2 — Summary of Significant Accounting Policies — Revenue Recognition for further revenue information.

Fair Value Measurement

Effective January 1, 2020, the Company adopted ASU 2018-13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820), which modified the disclosure requirements on fair value measurements. The adoption of ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.

Measurement of Credit Losses on Financial Instruments

Effective January 1, 2020, the Company adopted ASU 2016-13, Financial Instruments — Credit Losses, Measurement of Credit Losses on Financial Instruments (Topic 326), which requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The adoption of ASU 2016-13 did not have a material impact on the Company’s consolidated financial statements.

Stock-Based Compensation

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation: Improvements to Nonemployee Share-Based Payment Accounting (Topic 718). The standard largely aligns the accounting for share-based payment awards issued to employees and non-employees by expanding the scope of Topic 718 to apply to non-employee share-based transactions, as long as the transaction is not effectively a form of financing. For public entities, ASU 2018-07 was required to be adopted for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For nonpublic entities, ASU 2018-07 is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted for all entities but no earlier than the Company’s adoption of ASU 2018-07. The Company adopted ASU 2018-07 as of the required effective date of January 1, 2020. The adoption of ASU 2018-07 adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Restricted Cash

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows — Restricted Cash (Topic 230). The standard requires that a statement of cash flows explain changes in the reporting period in the total of cash, cash equivalents and restricted cash. When reconciling the beginning of the period and end of the period cash balances, restricted cash should be included with cash and cash equivalents. The standard is effective for all entities for fiscal years beginning after December 15, 2018. The Company adopted ASU 2016-18 as of the required effective date of January 1, 2019. The adoption of ASU 2016-18 did not have a material impact on the Company’s consolidated financial statements.